HEDGE ACCOUNTING - Hedging of interest rate risk (Details) $ in Millions	Dec. 31, 2025 COP ($) contract	Dec. 31, 2024 COP ($) contract
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives	$ 236,558	$ 54,019
Hedges of net investment in foreign operations [member] | Banco Popular S.A. | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	769,732	788,614
Notional amount contracts interest rate Swaps (IRS) COP	$ 328,250	$ 298,250
% hedged	42.60%	37.80%
Hedging derivatives	$ 13,838	$ 7,752
# of contracts | contract	10	9
Hedges of net investment in foreign operations [member] | Banco Popular S.A. | Saving accounts | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 5,600,394
Notional amount contracts interest rate Swaps (IRS) COP	$ 1,547,000
% hedged	27.60%
Hedging derivatives	$ 74,663
# of contracts | contract	37
Hedges of net investment in foreign operations [member] | Corporacion Financiera Colombiana S.A. | Money market transactions | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 809,000
Notional amount contracts interest rate Swaps (IRS) COP	$ 809,000
% hedged	100.00%
# of contracts | contract	3